Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.	ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2020	2019
Receivable from Minera Juanicipio ( see Note 14 )	$658	$-
Value added tax ("IVA" and "GST")	122	82
Other receivables	117	1
	$897	$83